As filed with the Securities and Exchange Commission on August 31, 2007

                                                     Registration No. 333-145119
================================================================================

                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                      FORM N-14

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         x      PRE-EFFECTIVE AMENDMENT NO. 1

                        /_/      POST-EFFECTIVE AMENDMENT NO. __

                                  DAILY INCOME FUND
                                  -----------------
                 (Exact Name of Registrant as Specified in Charter)

                       C/O REICH & TANG ASSET MANAGEMENT, LLC
                     600 FIFTH AVENUE, NEW YORK, NEW YORK 10020
                      (Address of Principal Executive Offices)
                                   (212) 830-5200
                                   --------------
                         (Registrant's Telephone Number)

                                    Anthony Pace
                       c/o Reich & Tang Asset Management, LLC
                                  600 Fifth Avenue
                              New York, New York 10020
                       (Name and Address of Agent for Service)


                                   with copies to:

                              Michael R. Rosella, Esq.
                        Paul, Hastings, Janofsky & Walker LLP
                                 75 East 55th Street
                              New York, New York 10022
                              Phone No.: (212) 318-6800
                               Fax No.: (212) 319-4090

               Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

               It is proposed that this filing shall become effective on September 5, 2007, or as soon as possible thereafter.

               No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

                                EXPLANATORY NOTE
                        Designation of New Effective Date

The Registrant filed Form N-14AE on August 3, 2007 (the "Registration Statement"), in connection with a proposed business combination with the Short Term Income Fund, Inc. This filing was set to become effective on or before September 4, 2007, pursuant to Rule 488(a) under the Securities Act of 1933.

This Pre-Effective Amendment No. 1 to the Registration Statement is being filed for the sole purpose of designating September 5, 2007, or as soon as possible after such date, as the new date upon which the Registration Statement shall become effective.

This Pre-Effective Amendment No. 1 incorporates by reference the information contained in Parts A, B and C of the Registration Statement.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 31st day of August, 2007.




                                   DAILY INCOME FUND




                                   By:    /s/ Steven W. Duff
                                          -----------------------------
                                          Steven W. Duff
                                          President

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

        SIGNATURE                              TITLE            DATE
        ---------                              -----            ----

(1)     Principal Executive Officer


        /s/ Steven W. Duff                     President      August 31, 2007
        -----------------------------
        Steven W. Duff



(2)     Principal Financial and
        Accounting Officer


        /s/ Anthony Pace
        -----------------------------
        Anthony Pace                           Treasurer      August 31, 2007



(3)     Board of Trustees



        /s/ Steven W. Duff                     Trustee        August 31, 2007
        -----------------------------
        Steven W. Duff

        Albert R. Dowden*                      Trustee
        Carl Frischling*                       Trustee
        Dr. W. Giles Mellon*                   Trustee
        Dr. Yung Wong*                         Trustee
        Robert Straniere*                      Trustee
        Edward A. Kuczmarski*                  Trustee
        William Lerner*                        Trustee
        James L. Schultz*                      Trustee



        By: /s/ Anthony Pace                                  August 31, 2007
           ------------------------------------
           Anthony Pace
           Attorney-in-Fact*

*Powers of Attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.